UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM FOR SUBMISSION OF ELECTRONIC EXHIBITS FOR

ASSET-BACKED SECURITIES

Commission File Number of the issuing entity: 333-282099-08

Central Index Key Number of the issuing entity: 0002096187

 BANK5 2025-5YR18

(Exact name of issuing entity as specified in its charter)

Commission File Number of the depositor:  333-282099

Central Index Key Number of the depositor:  0000850779

 Wells Fargo Commercial Mortgage Securities, Inc.

(Exact name of depositor as specified in its charter)

Wells Fargo Bank, National Association
(Central Index Key Number 0000740906)

JPMorgan Chase Bank, National Association
(Central Index Key Number 0000835271)

Morgan Stanley Mortgage Capital Holdings LLC
(Central Index Key Number 0001541557)

Bank of America, National Association
 (Central Index Key Number 0001102113)

(Exact names of sponsors as specified in their respective charters)

A.J. Sfarra, (212) 214-5613

(Name and telephone number, including area code, of the person to contact in connection with this filing)

INFORMATION TO BE INCLUDED WITH THIS FORM

Item 1. File an Asset Data File in accordance with Exhibit 601(b)(102) (17 CFR 229.601(b)(102)).

Item 2. File an Asset Related Document in accordance with Exhibit 601(b)(103) (17 CFR 229.601(b)(103)).

SIGNATURES

The depositor has duly caused this Form to be signed on its behalf by the undersigned hereunto duly authorized.

Wells Fargo Commercial Mortgage Securities, Inc. (Depositor)

Date: November 13, 2025	/s/ Lee Green
By: Lee Green, Managing Director

BANK5 2025-5YR18 – ABS-EE

EXHIBIT INDEX

Exhibit Number	Description

Exhibit 102	Asset Data File
Exhibit 103	Asset Related Document